Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions		Jan. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	$ 750,220	$ 757,283
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		341,042	344,182
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		104,124	104,170
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		17,166	17,109
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		287,888	291,822
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	4,058	3,910
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	2,021	1,946
Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	1,025	1,008
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	817	740
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	195	216
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	2,416	2,374
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	1,374	1,329
31 - 60 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	638	648
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	251	238
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	153	159
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	1,269	1,191
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	647	617
61 - 90 days [member] | Financial assets past due but not impaired [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	387	360
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	193	157
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3]	42	57
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3],[4]	373	345
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[2],[3],[4]	$ 373	$ 345

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.
[3]	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
[4]	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.